Capital Expenditures and Depreciation and Amortization by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 25,246	$ 18,026	$ 12,887
Reportable Subsegments
Segment Reporting Information [Line Items]
Capital expenditures	25,246	18,026	12,887
Depreciation and amortization	68,227	60,460	30,165
Reportable Subsegments | Power & Control
Segment Reporting Information [Line Items]
Capital expenditures	9,436	8,740	7,331
Depreciation and amortization	21,565	22,368	19,719
Reportable Subsegments | Airframe
Segment Reporting Information [Line Items]
Capital expenditures	13,730	7,914	4,696
Depreciation and amortization	44,128	36,825	9,444
Reportable Subsegments | Non-aviation
Segment Reporting Information [Line Items]
Capital expenditures	1,920	522	854
Depreciation and amortization	2,393	980	923
Reportable Subsegments | Corporate
Segment Reporting Information [Line Items]
Capital expenditures	160	850	6
Depreciation and amortization	$ 141	$ 287	$ 79